Income tax	12 Months Ended
Dec. 31, 2017
Income tax
Income tax

12. Income tax

Under the current laws of the Cayman Islands, the Company is incorporated in the Cayman Islands and not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the current laws of the British Virgin Islands, the Group’s subsidiary incorporated in British Virgin Island are not subject to tax.

The Group’s subsidiary in the U.S. is registered in the state of Oregon and is subject to U.S. federal corporate marginal income tax rate of 34% and state income tax rate of 5%-9.9% respectively. Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary domiciled in Hong Kong is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Group’s subsidiaries domiciled in the PRC are subject to statutory rate of 25%. Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they qualify as “high and new technology enterprises,” or HNTEs, or if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2020), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations.

Shanghai Zhongtongji Network Technology Co. Ltd. is qualified for HNTE status and is eligible to a reduced income tax rate of 15% for the years ended 2017, 2018 and 2019.

In 2017, 10 of the Companies’ subsidiaries, which are located in the municipalities or provinces of Chongqing, Sichuan, Guizhou, Yunnan and Shaanxi, obtained approvals from local tax authorities to have the 15% preferential income tax rate as qualified enterprises within the Catalog of Encouraged Industries in the Western Region.

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income, which were substantially attributable to the Group’s subsidiaries are as follows:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expenses	414,952	762,540	675,396
Deferred tax	5,047	(30,553)	(29,035)

Total	419,999	731,987	646,361

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Years ended December 31,
	2015	2016	2017
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	—	—	(7.67)%
R&D super deduction	(0.25)%	(0.18)%	(0.29)%
Non-deductible expenses	2.44%	0.72%	0.53%
Non-taxable income	(3.20)%	(0.09)%	—
Different tax rate of subsidiary operation in other jurisdiction	—	0.58%	(0.63)%
True up	—	(0.08)%	(0.02)%
Others	(0.02)%	—	—

	23.97%	25.95%	16.92%

Shanghai Zhongtongji Network Technology Co. Ltd. enjoys the preferential tax rate of 15%. The impact of the preferential tax rates decreased income taxes by RMB285.9 million (US$43.9 million) and the benefit on earnings per share was RMB0.40 for the year of 2017.

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
Deferred tax assets:
Accrued expense	80,099	75,858
Net loss carryforward	12,752	35,021
Financial subsidy	1,468	19,400
Depreciation for property and equipment	7,843	13,553
Unrealized gain for intragroup transaction	5,587	5,105
Provision for allowance for doubtful accounts	1,281	3,826
Total deferred tax assets	109,030	152,763

Deferred tax liabilities:

Difference in basis of land use rights	(130,520)	(146,740)
Difference in basis of intangible assets	—	(10,580)

Total deferred tax liabilities	(130,520)	(157,320)

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Considering all the above factors, the management concluded that all the deferred tax assets could be utilized before its expiry. As such, no valuation allowances are provided to the deferred tax assets.

As of December 31, 2017, the Group had tax loss carryforward in subsidiaries of RMB140,082 which will expire from 2019 to 2022.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2017, the Group is subject to examination of the PRC tax authorities.

Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIE that are available for distribution was RMB3,238,472 and RMB6,034,204 as of December 31, 2016 and 2017 respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2016 and 2017.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.